Share-based Compensation - Additional information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2026 USD ($) Plan shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share-based employee compensation plans | Plan			2
UnrecognizedAllocatedShareBasedCompensationExpenses | $	$ 86,483		$ 86,483
Share-based compensation | $	$ 22,155	$ 10,775	$ 40,208	$ 18,916
Common Stock, Shares Authorized	1,600,000,000		1,600,000,000		1,600,000,000
Preferred stock, shares authorized	233,333,333		233,333,333
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment award, number of shares Granted	0	0	0	0
Short Term Incentive Program
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation | $	$ 7,017		$ 7,017
2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of additional shares authorized for issuance			3,875,726
Number of shares authorized	19,085,438		19,085,438
Conversion of liability award to equity | $			$ 7,329
Internal performance targets			50.00%
2021 Plan | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Contractual Life			10 years
Share-based payment award, number of shares Granted	166,666		166,666
2021 Plan | Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation | $	$ 2,507		$ 12,186
Employee Share Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted Stock Percentage			25.00%
StockIssuedDuringPeriodSharesTreasuryStockReissued	37,714	25,444	73,040	46,785
Twenty Eighteen And Twenty Twenty One Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation | $	$ 22,155	$ 10,775	$ 40,208	$ 18,916
2018 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Liability for share-based compensation - current | $	$ 2,428		$ 2,428		$ 2,428
Minimum [Member] | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets			0.00%
Award Vesting Period			1 year
Maximum [Member] | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Internal performance targets			200.00%
Award Vesting Period			3 years
Maximum [Member] | Employee Share Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Shares Authorized	2,083,333		2,083,333